SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Tesx Block]

NOTE 23 - SEGMENTED INFORMATION

Reportable segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources, and in assessing performance. The Company has a single reportable segment: the provision of goods and services to the cannabis industry in Canada. All the Company's revenues are generated in Canada, and its non-current assets are located in Canada.